Expense Example {- Fidelity Advisor Freedom® 2060 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2060 Fund - Class Z6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	159
5 years	278
10 years	$ 625